Critical accounting judgements and key sources of estimation uncertainty	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation

3Critical accounting judgements and key sources of estimation uncertainty

The preparation of the unaudited condensed consolidated interim financial information in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial information and the reported amounts of expenses during the reporting period.

The Company’s most significant estimates and judgments involve valuation of the Company’s stock-based compensation or consideration, including the fair value of common stock and market-based restricted stock units, derivative liabilities. This includes the modification of employee option plans as discussed in note 12.

These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Such estimates often require the selection of appropriate valuation methodologies and models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

3Critical accounting judgements and key sources of estimation uncertainty

The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting period.

The Company’s most significant estimates and judgments involve valuation of the stock-based consideration, including the fair value of common stock and market-based restricted stock units, the valuations of warrant liabilities, derivative liabilities including convertible loan notes, and the valuation of call options.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Such estimates often require the selection of appropriate valuation methodologies and models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

Share acquisition – business combination under common control

There is currently no guidance in IFRS on the accounting treatment for combinations among entities under common control. IAS 8 requires management, if there is no specifically applicable standard or interpretation, to develop a policy that is relevant to the decision-making needs of users and that is reliable. The entity first considers requirements and guidance in other international standards and interpretations dealing with similar issues, and then the content of the IASB’s Conceptual Framework for Financial Reporting (Conceptual Framework).

Management has made a judgement and applied a method broadly described as predecessor accounting. The principles of predecessor accounting are:

●	Assets and liabilities of the acquired entity are stated at predecessor carrying values. Fair value measurement is not required.
●	No new goodwill arises in predecessor accounting.
●	Any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is included in equity.

The share acquisition of all of the ordinary shares of VAGL has been considered as a business combination under common control for the purpose of preparation of these consolidated financial statements and resulted in VAGL's operations and all of its net assets being recognized by the Company at their historical net book values. However, these consolidated financial statements may not reflect the presentation of equity movements of VAGL for the period prior to the share acquisition.I

Share-based Payments

Judgments were made in determining the valuation of shares prior to the business combination, including in relation to the issuance of Z-Shares to American Airlines (“American”) on June 10, 2021, using the following methods:

For periods prior to the business combination, a probability-weighted model using option pricing methods (Black-Scholes) has been used.

For valuations as at, or after December 16, 2021 the market value of the publicly traded share has been used.

The issuance of Class Z-Shares to American

The issuance of Class Z-Shares to American was concluded to be a stand-alone transaction. The transaction ensured that American had an equity interest in VAGL in the event that the business combination did not complete and provided an incentive for American to invest in the PIPE. As a transaction in the Company’s own stock this would generally be within scope of IAS 32, however the compensatory nature of the transaction required consideration of other IFRS guidance, specifically IFRS 2.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

The valuation of the class Z-Shares took considered the following substantive terms and features:

●	Transfer restrictions and discount for lack of marketability
●	Economic rights and entitlements
●	Potential right to exchange into 6,125,000 Company ordinary shares upon closing of merger

Two probability weighted scenarios were considered: a) the Z-Shares convert into to 6,125,000 shares in the Company, subject to lock up and call option, or b) they remain shares of VAGL if the business combination did not complete.

An expense of £16,739 thousand was recognised on June 10, 2021 based on the total fair value of the class Z-Shares issued to American over the total consideration received (£nil). See note 7 for further detail.

The Company was granted a call option over 50% of the Company shares that the Z-Share converted into at an exercise price of $18 per share and a maximum term to exercise of four years. The fair value of this option reflected in arriving at the aforementioned probability weighted valuation of the Z-Shares issued.

Convertible Loans and Embedded Derivatives

The initial fair value of the convertible loans (before bifurcation of the embedded derivatives) as well as the subsequent measurement of the embedded derivatives is calculated using a binomial lattice valuation model and many of the input parameters are not observable. This valuation is judgmental. For detailed information on the convertible loans and its embedded derivatives, a description of the valuation model and the input parameters, see note 24.

Warrants

Public warrants relate to those warrants that commenced trading on the NYSE on December 16, 2021. Prior to that date, there was no public trading market for Company ordinary shares or warrants.

Private warrants include those issued upon consummation of the business combination to American, members of the Avolon Group (“Avolon”), Virgin, and Mudrick Capital Management L.P (“Mudrick”). Private options were issued to Marcus Waley-Cohen (“MWC”).

The fair value of the Private Warrants is deemed to be equal to the fair value of the Public Warrants except where the terms of Private Warrants materially differ to Public Warrants. Differences exist, with regards to certain warrant, in the maximum term to exercise as well as the strike price.

An option pricing model (Black-Scholes Model) therefore been used to derive the fair value of Private Warrants. This valuation is judgmental. For detailed information on the warrants, a description of the valuation model and the input parameters, see note 21.

On December 16, 2021 Private Warrants were issued to Avolon, American and Virgin Atlantic Limited (“Virgin”). Warrants issued to Avolon and American were exercised immediately after issuance.

3Critical accounting judgements and key sources of estimation uncertainty (continued)

The warrants meet the fixed-for-fixed criterion and are therefore recognised within other reserves until the point of exercise. The amount classified to other reserves on initial recognition reclassified to share capital and share premium upon exercise.

Private Warrants and Options issued to Mudrick and MWC, along Public Warrants, are accounted for as liabilities in accordance with IAS 32, subject to ongoing mark-to-market adjustments. For more information see note 21.

Capitalization of development costs

The business incurs a significant amount of research and development cost. The point in time at which the business begins capitalization of any project is a critical accounting judgement. The business assesses the technology readiness level of its research and development projects, along with the commercialization potential and guidance from the accounting standards to assess whether a particular development project should be capitalized or not.

Costs for internally generated research and development are capitalized only if:

●	the product or process is technically feasible;
●	adequate resources are available to successfully complete the development;
●	the benefits from the assets are demonstrated;
●	the costs attributable to the projects are reliably measured;
●	the Group intends to produce and market or use the developed product or process and can demonstrate its market relevance.

Management has concluded that in 2021 and 2020, none of the projects met the requirements for capitalization. While Management recognises a market for the use of eVTOLs, the market is not yet established or proven. Additionally, the Group is developing new technologies and there are still uncertainties about the successful completion of this development.

If costs relating to a research and development project are not capitalized, they are expensed as incurred and presented in Research and Development expenses in profit or loss (Note 7).